Convertible notes, net (Tables)	12 Months Ended
Mar. 31, 2016
Convertible notes, net
Schedule of convertible notes

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Principal amount of the KKR Notes	400,175	421,672	65,396
Principal amount of the GM Notes	307,828	324,363	50,304
Cumulative interest payables	107,848	164,624	25,531
Less: Unamortized debt issuance costs	(7,802)	(4,437)	(688)

Convertible notes, net	808,049	906,222	140,543

Schedule of interest relating to the Notes

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

KKR Notes interest incurred	50,475	53,222	57,807	8,965
GM Notes interest incurred	37,994	40,008	43,399	6,731
Amortization of debt issuance costs	3,610	3,610	3,712	576
Interest cost capitalized	(24,822)	—	—	—

Total interest expense	67,257	96,840	104,918	16,272